Advances to suppliers net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Advances to suppliers net
Advances for raw materials purchase	$ 19,701,633	$ 21,446,203
Less: allowance for credit losses	(14,565,884)	0
Advances to suppliers, net	$ 5,135,749	$ 21,446,203